Schedule of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance, beginning of period		$ 1,228,778	$ 1,188,887	$ 1,191,497
Acquisitions (see Note 3)			165,672	64
Impairment of goodwill	(124,106)		(124,106)
Foreign currency translation adjustments		1,163	(1,675)	(2,674)
Balance, end of period	$ 1,228,778	$ 1,229,941	$ 1,228,778	$ 1,188,887